Regulatory Capital (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Capital Disclosure [Abstract]
Schedule of Regulatory Capital Information
The following table summarizes regulatory capital information at December 31, 2025 and 2024 for Synovus and Synovus Bank.

	Actual Capital		Minimum Requirement For Capital Adequacy		To Be Well-Capitalized Under Prompt Corrective Action Provisions(1)
(dollars in thousands)	2025	2024	2025	2024	2025	2024
Synovus Financial Corp.
CET1 capital	$5,596,120	$5,199,950	$2,232,968	$2,158,439	N/A	N/A
Tier 1 risk-based capital	6,133,265	5,737,095	2,977,291	2,877,919	N/A	N/A
Total risk-based capital	7,282,394	6,622,462	3,969,721	3,837,226	N/A	N/A
CET1 capital ratio	11.28%	10.84%	4.50%	4.50%	N/A	N/A
Tier 1 risk-based capital ratio	12.36	11.96	6.00	6.00	N/A	N/A
Total risk-based capital ratio	14.68	13.81	8.00	8.00	N/A	N/A
Leverage ratio	10.12	9.55	4.00	4.00	N/A	N/A
Synovus Bank
CET1 capital	$5,953,376	$5,657,947	$2,228,165	$2,155,437	$3,218,460	$3,113,409
Tier 1 risk-based capital	5,953,376	5,657,947	2,970,886	2,873,916	3,961,182	3,831,887
Total risk-based capital	6,970,441	6,373,618	3,961,182	3,831,887	4,951,477	4,789,859
CET1 capital ratio	12.02%	11.81%	4.50%	4.50%	6.50%	6.50%
Tier 1 risk-based capital ratio	12.02	11.81	6.00	6.00	8.00	8.00
Total risk-based capital ratio	14.08	13.31	8.00	8.00	10.00	10.00
Leverage ratio	9.84	9.44	4.00	4.00	5.00	5.00

(1)    The prompt corrective action provisions are applicable at the bank level only.